Vessels, net, Textuals 3 (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Vessel's net book value	$ 128,108	$ 59,421	$ 0
Collateral Pledged [Member] | Nordea Bank and Piraeus Bank [Member]
Property, Plant and Equipment [Line Items]
Vessel's net book value	$ 128,108